UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2001

Check here if Amendment			[ ] Amendment Number:
This Amendment (Check only one):	[ ] is a restatement.
							[ ] adds new holdings entries.

Institutional Investment Management Filing this Report:

Name: Chilton Capital Management, L.P.
Address:	910 Travis, Suite 2200
		Houston, Texas 77002

13F File Number: 028-07004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Thomas M. Motter
Title:	Chief Investment Officer
Phone:	713-650-1995

Signature, Place and Date of Signing:

Thomas M. Motter	Houston, Texas	October 26, 2001

Report Type (Check only one):
[X]	13F HOLDINGS REPORT
[ ]	13F NOTICE
[ ]	13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1
Form 13F Information Table Entry Total:	75
Form 13F Information Table Value Total:	$116,469,281.92

List of Other Included Managers:

No. 13F File Number Name	Name

01 28-409	Mellon Bank



NAME OF ISSUER             CLASS CUSIP          VALUE      SHARES    DSCRETN
AUTH
Allos Therapeutics         Com          19777101  1685854.4    339890Sole
Sole
Allos Therapeutics         Com          19777101      39680      8000None
"Defined, 1,"
Altera Corp                Com          21441100 1499582.55 91549.606Sole
Sole
American Express Co N Y ComCom          25816109     366156     12600None
"Defined, 1,"
American Home Prods        Com          26609107 3353940.19 57578.372Sole
Sole
American Home Prods        Com          26609107     163100      2800None
"Defined, 1,"
American International GrouCom          26874107 5690327.72 72952.919Sole
Sole
Analog Devices Inc         Com          32654105 1692143.13 51747.496Sole
Sole
Angiotech Pharmaceuticals  Com          34918102  456953.16 10619.409Sole
Sole
AOL Time Warner Inc        Com        00184A105  2041617.68 61680.293Sole
Sole
AOL Time Warner Inc        Com        00184A105       66200      2000None
"Defined, 1,"
Applied Materials Inc.     Com          38222105 1112827.37 39128.951Sole
Sole
Applied Materials Inc.     Com          38222105      14220       500None
"Defined, 1,"
Bank of America Corp       Com          60505104 35206381.6    602849Sole
Sole
Bank of America Corp       Com          60505104     204400      3500None
"Defined, 1,"
Bank of New York Co Inc ComCom          64057102     210000      6000None
"Defined, 1,"
Bristol-Myers Squibb       Com         110122108 2518503.99 45329.445Sole
Sole
Bristol-Myers Squibb       Com         110122108     111120      2000None
"Defined, 1,"
Cisco Systems Inc          Com        17275R102  1117005.34 91708.156Sole
Sole
Cisco Systems Inc          Com        17275R102       12180      1000None
"Defined, 1,"
CitiGroup                  Com         172967101 3658627.45  90336.48Sole
Sole
CitiGroup                  Com         172967101     243000      6000None
"Defined, 1,"
Coca-Cola Company          Com         191216100     215510      4600Sole
Sole
Coca-Cola Company          Com         191216100     187400      4000None
"Defined, 1,"
Corus Bankshares Inc       Com         220873103     178840      4000Sole
Sole
CV Therapeutics Inc        Com         126667104 3323327.05 85520.511Sole
Sole
CV Therapeutics Inc        Com         126667104     310880      8000None
"Defined, 1,"
Extreme Networks           Com        30226D106   223657.65 32367.242Sole
Sole
Exxon Mobil Corp Com       Com        30231G102     3323981     84365Sole
Sole
Exxon Mobil Corp Com       Com        30231G102      208032      5280None
"Defined, 1,"
Gemstar Tv Guide           Com        36866W106   543469.76 27573.301Sole
Sole
General Electric Co        Com         369604103 2934220.76 78876.902Sole
Sole
General Electric Co        Com         369604103    1845120     49600None
"Defined, 1,"
Honeywell Intl Inc         Com         438516106 1670943.06 63293.298Sole
Sole
I-2 Technologies Inc       Com         465754109  319583.41 92902.156Sole
Sole
I-2 Technologies Inc       Com         465754109       4128      1200None
"Defined, 1,"
Intel Corp                 Com         458140100 1848442.34   90432.6Sole
Sole
Intel Corp                 Com         458140100     163520      8000None
"Defined, 1,"
International Business MachCom         459200101   273784.2      2985Sole
Sole
International Rectifier    Com         460254105  722424.93 26530.479Sole
Sole
Intersil Hldg Corp         Com        46069S109   951702.27 34086.758Sole
Sole
InterTrust Technologies    Com        46113Q109    339401.4    320190Sole
Sole
InterTrust Technologies    Com        46113Q109        6360      6000None
"Defined, 1,"
Lilly Eli & Co             Com         532457108 4391584.76 54418.646Sole
Sole
Lilly Eli & Co             Com         532457108     242100      3000None
"Defined, 1,"
Medtronic Inc              Com         585055106 3130769.83  71971.72Sole
Sole
Medtronic Inc              Com         585055106     174000      4000None
"Defined, 1,"
Merck & Co Inc             Com         589331107 1468218.27 22045.319Sole
Sole
Merck & Co Inc             Com         589331107     133200      2000None
"Defined, 1,"
Merrill Lynch & Co         Com         590188108 2204273.68 54292.455Sole
Sole
Microsoft Corp             Com         594918104 1175620.27 22974.795Sole
Sole
Microsoft Corp             Com         594918104     102340      2000None
"Defined, 1,"
Monsanto                   Com        61166W101   1228783.9     36430Sole
Sole
Nortel Networks            Com         656568102   560220.9 99861.123Sole
Sole
Nortel Networks            Com         656568102      13464      2400None
"Defined, 1,"
Parkway PPTYS Inc.         Com        70159Q104    199062.5      6125Sole
Sole
Pfizer Inc                 Com         717081103 2636513.97 65748.478Sole
Sole
Pfizer Inc                 Com         717081103     661650     16500None
"Defined, 1,"
Pharmacia Corp             Com        71713U102  2061739.53 50831.843Sole
Sole
Pharmacia Corp             Com        71713U102      243360      6000None
"Defined, 1,"
Portal Software            Com         736126103   183265.3122996.845Sole
Sole
Procter & Gamble Co        Com         742718109  544105.25      7475Sole
Sole
Raytheon                   Com         755111507 1985142.76  57126.41Sole
Sole
Raytheon                   Com         755111507      69500      2000None
"Defined, 1,"
Sealed Air Corp New        Com        81211K100   389786.18     10682Sole
Sole
Sealed Air Corp New - PrefePfd        81211K209    795253.5     20133Sole
Sole
Southwest Airlines         Com         844741108     222600     15000None
"Defined, 1,"
Sysco Corp                 Com         871829107     556772     21800Sole
Sole
Teco Energy Inc            Com         872375100  6820338.3    251673Sole
Sole
Texas Instruments Inc.     Com         882508104 2042064.22 81747.967Sole
Sole
Texas Instruments Inc.     Com         882508104      14988       600None
"Defined, 1,"
Verizon                    Com        92343V104   516696.39      9549Sole
Sole
Verizon                    Com        92343V104      108220      2000None
"Defined, 1,"
Vornado Realty Trust       Com         929042109     357300      9000None
"Defined, 1,"
Wells Fargo                Com         949746101     177800      4000None
"Defined, 1,"
                                                116469281.92